Transfer of financial assets, assets pledged and received as collateral - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial assets pledged as collateral [table]
Explanation Of Whether Entity Has Obligation To Return Collateral Sold Or Repledged	The financial assets received as collateral that can be sold or repledged in absence of default by the owner of the collateral consists of securities obtained through reverse repurchase transactions and securities borrowing transactions.
Description Of Collateral Permitted To Sell Or Repledge In Absence Of Default By Owner Of Collateral	These transactions are generally conducted under standard market terms for most repurchase transactions and the recipient of the collateral has unrestricted right to sell or repledge it, provided that the collateral (or equivalent collateral) is returned to the counterparty at term.
Mandatory reserve deposits [Member]
Financial assets pledged as collateral [table]
Financial assets pledged	€ 10,625	€ 10,573
Loans and advances to customers [member]
Financial assets pledged as collateral [table]
Financial assets pledged	€ 118,868	€ 115,194